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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  June 30, 2011
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   08/09/2011
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 82
                                            --------------------------------

Form 13F Information Table Value Total:     $       97,537
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aastrom Biosciences, Inc.      common           00253u305     1288   468240 SH       Sole                   130093            338147
Active Power, Inc.             common           00504W100     1755   716225 SH       Sole                   219430            496795
Adolor Corporation             common           00724X102      340   170670 SH       Sole                    90600             80070
Akorn Inc.                     common           009728106     3012   430315 SH       Sole                   141825            288490
Allot Communications, Inc.     common           m0854q105      384    21010 SH       Sole                    11145              9865
Amarin Corporation PLC         common           023111206      827    57325 SH       Sole                    30320             27005
American Vanguard Corporation  common           030371108     1552   119630 SH       Sole                    33185             86445
Amerigon, Inc.                 common           03070L300      329    18935 SH       Sole                    10070              8865
Assisted Living Concepts, Inc. common           04544x300     1386    82580 SH       Sole                    22240             60340
AtriCure Inc.                  common           04963c209     2676   207448 SH       Sole                    68089            139359
BioLase Technology Inc.        common           090911108     1196   232723 SH       Sole                    64526            168197
Buckeye Technology, Inc.       common           118255108      308    11410 SH       Sole                     6085              5325
CalAmp Corporation             common           128126109      207    68410 SH       Sole                    37270             31140
Cardiovacsular Systems Inc.    common           141619106     1632   112105 SH       Sole                    31070             81035
Cedar Fair LP                  common           150185106     1570    77940 SH       Sole                    21480             56460
Ceradyne Inc.                  common           156710105     1498    38430 SH       Sole                    10665             27765
Chelsea Therapeutics Internati common           163428105      273    53535 SH       Sole                    28635             24900
Columbia Laboratories Inc.     common           197779101     1397   452205 SH       Sole                   125740            326465
Crocs, Inc.                    common           227046109      523    20315 SH       Sole                    10655              9660
Dawson Geophysical Co.         common           239359102     1331    38970 SH       Sole                    10810             28160
Delek US HOldings, Inc.        common           246647101     1788   113880 SH       Sole                    31585             82295
Education Realty Trust Inc.    common           28140H104     1676   195545 SH       Sole                    54190            141355
Emcore Corporation             common           290846104     1488   543075 SH       Sole                   151000            392075
Euroseas LTD                   common           Y23592200      242    55570 SH       Sole                    30070             25500
First Busey Corporation        common           319383105     1757   332120 SH       Sole                    92060            240060
Flotek Industries, Inc.        common           343389102     1220   143215 SH       Sole                    39735            103480
Frequency Electronics Inc.     common           358010106     1152   121225 SH       Sole                    33652             87573
Furmanite Corporation          common           361086101     1878   236505 SH       Sole                    65865            170640
GLOBAL PWR EQUIP GROUP INC COM common           37941P306     1638    61770 SH       Sole                    17125             44645
Gentium SpA                    common           37250b104      436    44055 SH       Sole                    22865             21190
Geokinetics Inc.               common           372910307     1641   208203 SH       Sole                    57902            150301
Glimcher Realty Trust          common           379302102      381    40120 SH       Sole                    21090             19030
Glu Mobile Inc.                common           379890106     2260   428748 SH       Sole                   134685            294063
Hardinge Inc.                  common           412324303     1839   168581 SH       Sole                    53722            114859
Haynes International Inc.      common           420877201     2303    37190 SH       Sole                    11620             25570
Heely's Inc.                   common           42279m107      976   428000 SH       Sole                   118890            309110
ION GEOPHYSICAL CORP COM       common           462044108      330    34905 SH       Sole                    18540             16365
ISHARES TR S+P SMALLCAP 600/BA common           464287887      589     7320 SH       Sole                                       7320
Keynote Systems, Inc.          common           493308100      329    15220 SH       Sole                     8060              7160
LMI Aerospace, Inc.            common           502079106      360    14725 SH       Sole                     7820              6905
Leap Wireless International In common           521863308     1598    98490 SH       Sole                    27295             71195
Lithia Motors Inc.             common           536797103     1264    64395 SH       Sole                    17865             46530
Market Leader Inc.             common           57056R103     1017   468455 SH       Sole                   121910            346545
Mitcham Industries, Inc.       common           606501104     1928   111435 SH       Sole                    30915             80520
Motorcar Parts of America Inc. common           620071100     2202   146705 SH       Sole                    40730            105975
NTELOS Holdings Corporation    common           67020Q107     1655    81040 SH       Sole                    22470             58570
Neptune Technologies & Bioreso common           64077P108     2100   560010 SH       Sole                   173355            386655
Opnext, Inc.                   common           68375V105     1414   620320 SH       Sole                   198070            422250
Overland Storage Inc.          common           690310206     1451   522020 SH       Sole                   162405            359615
PERCEPTRON INC COM             common           71361F100     1481   232820 SH       Sole                    64600            168220
PRG SCHULTZ INTL INC COM NEW   common           69357C503      305    42600 SH       Sole                    22450             20150
PharmAtene Inc.                common           71714g102      887   301605 SH       Sole                    83795            217810
Phototronics Inc.              common           719405102     1726   203835 SH       Sole                    56685            147150
Points International Ltd       common           730843208     1291   129750 SH       Sole                    36010             93740
Powerwave Technologies Inc.    common           739363109     1174   397825 SH       Sole                   110305            287520
Procera Networks Inc.          common           74269U203     1928   179670 SH       Sole                    56220            123450
QuikLogic Corporation          common           74837p108      142    42130 SH       Sole                    22260             19870
RSC Holdings, Inc.             common           74972L102      318    26570 SH       Sole                    14110             12460
RTI International Metals Inc.  common           74973W107     1785    46525 SH       Sole                    12900             33625
Radiant Systems, Inc.          common           75025n102      295    14110 SH       Sole                     7545              6565
Ramtron International Corporat common           751907304      275    92445 SH       Sole                    51080             41365
Red Robin Gourmet Burgers Inc. common           75689M101     1249    34330 SH       Sole                     9525             24805
Remy International Inc.        common           759663107     2008    77215 SH       Sole                    22980             54235
SXC Health Solutions Corporati common           78505p100      521     8835 SH       Sole                     4535              4300
Shortel, Inc.                  common           825211105      300    29390 SH       Sole                    15720             13670
Shutterfly Inc.                common           82568p304     1784    31075 SH       Sole                     8620             22455
Silicon Motion, Inc.           common           82706c108      327    30500 SH       Sole                    16245             14255
TGC Industries, Inc.           common           872417308      319    49945 SH       Sole                    26500             23445
TPC Group, Inc.                common           89236y104      420    10700 SH       Sole                     5660              5040
Team Health Holding, Inc.      common           87817A107      377    16745 SH       Sole                     8865              7880
The Corporate Executive Board  common           21988r102     2147    49190 SH       Sole                    13535             35655
Titan Machinery, Inc.          common           88830r101     1640    56975 SH       Sole                    15890             41085
Twin Disc Inc.                 common           901476101     1852    47935 SH       Sole                    13320             34615
Ultratech Inc.                 common           904034105     2571    84615 SH       Sole                    26575             58040
ValuVision International, Inc. common           92047K107      291    38080 SH       Sole                    20355             17725
Vasco Data Security Internatio common           92230Y104     1742   139935 SH       Sole                    38850            101085
Vista Gold Corporation         common           927926303     1194   421835 SH       Sole                   117135            304700
Wabash National Corporation    common           929566107      264    28170 SH       Sole                    14895             13275
Western Refining Inc.          common           959319104     1449    80215 SH       Sole                    22255             57960
Wi Lan, Inc.                   common           928972108      283    35050 SH       Sole                    18720             16330
inContact, Inc.                common           45336e109      438    92195 SH       Sole                    49250             42945
interCLICK Inc. NEW            common           458483203     2360   296508 SH       Sole                    96647            199861
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